Income Taxes - Changes in net deferred income tax asset (liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	$ (1,389.0)	$ (949.2)
Amounts recorded in the consolidated statement of earnings	(201.9)	(255.0)
Amounts recorded in total equity	(49.1)	(7.6)
Acquisitions of subsidiaries	4.0	(207.0)
Divestitures of non-insurance subsidiaries	21.3
Foreign exchange effect and other	35.1	29.8
Balance - December 31	(1,579.6)	(1,389.0)
Operating and capital losses
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	254.1	313.4
Amounts recorded in the consolidated statement of earnings	(19.8)	(59.8)
Amounts recorded in total equity	6.3	5.8
Acquisitions of subsidiaries	15.8	10.7
Divestitures of non-insurance subsidiaries	(8.8)
Foreign exchange effect and other	3.6	(16.0)
Balance - December 31	251.2	254.1
Investments
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(767.5)	(611.8)
Amounts recorded in the consolidated statement of earnings	(440.6)	(183.7)
Amounts recorded in total equity	(33.2)	14.4
Acquisitions of subsidiaries		0.1
Divestitures of non-insurance subsidiaries	0.1
Foreign exchange effect and other	52.4	13.5
Balance - December 31	(1,188.8)	(767.5)
Insurance contracts and reinsurance contracts assets held
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(476.8)	(358.0)
Amounts recorded in the consolidated statement of earnings	188.7	(119.0)
Acquisitions of subsidiaries		(0.3)
Foreign exchange effect and other	0.5	0.5
Balance - December 31	(287.6)	(476.8)
Intangible assets
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(442.8)	(308.3)
Amounts recorded in the consolidated statement of earnings	(9.6)	36.3
Acquisitions of subsidiaries	(9.7)	(186.1)
Divestitures of non-insurance subsidiaries	(13.3)
Foreign exchange effect and other	(15.4)	15.3
Balance - December 31	(490.8)	(442.8)
Tax credits
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	59.0	33.6
Amounts recorded in the consolidated statement of earnings	(5.5)	25.5
Acquisitions of subsidiaries		(0.3)
Foreign exchange effect and other	(0.7)	0.2
Balance - December 31	52.8	59.0
Other
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(15.0)	(18.1)
Amounts recorded in the consolidated statement of earnings	84.9	45.7
Amounts recorded in total equity	(22.2)	(27.8)
Acquisitions of subsidiaries	(2.1)	(31.1)
Divestitures of non-insurance subsidiaries	43.3
Foreign exchange effect and other	(5.3)	16.3
Balance - December 31	$ 83.6	$ (15.0)